FORM N-SAR
                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   H    (a)

                      or fiscal year ending: 12/31/98 (b)


Is this a transitional report? (Y/N)  N


Is this an amendment to a previous filing? (Y/N) N


Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing oil this form.


1.      A.    Registrant Name: Acacia National Variable Life Insurance Separate
              Account I
        B.     File Number: 811-08998
        C.     Telephone Number: (301) 280-1034

2.      A. Street: 7315 Wisconsin Avenue
        B.     City: Bethesda              C. State: MD         D. Zip Code:
               2014                   Zip Ext:
        E.     Foreign Country:                             Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N)    N
                                                                  -----
4.      Is this the last filing on this form by Registrant? (Y/N)    N

5.      Is Registrant a small business investment company (SBIC)? (Y/N)   N
        [If answer is "Y" (Yes), complete only items 89 through I 10.1

6.      Is Registrant a unit investment  trust (UIT)?  (Y/N) Y [If answer is "Y"
        (Yes) complete only items 111 through 132]

7.                    A. Is Registrant a series or multiple  portfolio  company?
                      (Y/N) [If answer is "N" (No), go to item 8.)

        B. How many separate series or portfolios did Registrant have at the end of the period?



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                                                                 If filing  more
                                                                 than  one  Page
                                                                 2,"X" box:
For period ending 12/31/98

File number 811-08998




C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                      Is this the
        Series                        last filing
        Number     Series Name        for this series?

                                      (Y/N)

         1                              N




(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



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                                                            If filing  more than
                                                           one  Page 47,"X" box:

For period ending 12/31/98

File number 811-08998


UNIT INVESTMENT  TRUSTS

111. A. Depositor Name: Acacia National Life Insurance Company

        B.     File Number (If any):

        C.     City: Bethesda      State: Maryland                  Zip Code:
               20814
               Foreign Country:                         Foreign Postal Code:

111. A. Depositor Name:
        B.     File Number (If any):

        C.     City:                State:                           Zip Code:
                Foreign Country:                        Foreign Postal Code:

112. A. Sponsor Name: Acacia National Life Insurance Company

        B.     File Number (If any):

        C.     City: Bethesda        State: Maryland           Zip Code: 20814
               Foreign Country:                          Foreign Postal Code:

112. A. Sponsor Name:
        B.      File Number (If any):
        C.            City:               State:                    Zip Code:
                      Foreign     Country:                Foreign Postal Code:



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                                                            If filing  more than
                                                           one  Page 48,"X" box:

For period ending 12/31/98

File number 811-08998


For period ending 12/31/98

File number 811-08998

113.       A.  Trustee Name:
        B.     City:                State:          Zip Code:          Zip Ext:
               Foreign Country:                 Foreign Postal Code:

113.       A.  Trustee Name:
        B.     City:                State:          Zip Code:          Zip Ext:
               Foreign Country:                 Foreign Postal Code:

114        A.  Principal Underwriter:   The Advisors Group, Inc.
        B.     File Number : 8-0121679
        C.     City: Bethesda      State: Maryland               Zip Code: 20814
               Foreign Country:                 Foreign Postal Code:
114        A.  Principal Underwriter:
        B.     File Number : 8-
        C.     City:                     State:                   Zip
               Code:
               Foreign Country:                 Foreign Postal Code:

115.     A.    Independent Public Accountant  Name:  PricewaterhouseCoopers, LLP
         B..   City: Washington         State: D.C.              Zip Code: 20006
        Zip Ext: 1110
               Foreign Country:                           Foreign Postal Code:

115.     A.    Independent Public Accountant  Name:
         B.    City:                                     State:        Zip Code:
               Foreign Country:                           Foreign Postal Code:

For period ending
12/31/98                                                 If filing more than one
                                                              Page 49,"X" box:
File number 811 -08998



116. Family of investment companies information:                        N
                                                                        Y/N

         A.    Is Registrant part of a family of investment companies? (Y/N)
         B.    Identify the family in 10 letters:
               (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.    Is Registrant a separate account of an insurance company?    Y
                                                                           YN
        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

               B.     Variable Annuity contracts? (Y/N)                   N

               C.     Scheduled premium variable life contracts?  (Y/N)   N

               D.     Flexible premium variable life contracts'? (Y/N)    Y


E.Other types of insurance products registered under the Securities
     Act of 1933'?
                                                                       (Y/N) N


118.           State the number of series existing at the end of the period that
               had securities registered under the Securities Act of 1933     1

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
               period                                                         0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                              0

121.           State the number of series for which a current prospectus was in
               existence at the end of the period                             1
1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
               current period                                                 0


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For period ending
12/31/98
                                                             If  filing  more
                                                                 than  one  Page
                                                                 50,"X" box:
File number 811 -08998

123.    State the total value of the additional units considered in answering
        item 122 ($000's omitted)-                                         $0
                                                                           --

124. State the total value of units of prior series that were placed in the portfolios of subsequent Series during the current period (the value of these units is to be measured on the date they
                were placed in the subsequent series) ($000's omitted)       $


125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
               omitted)                                                     $391

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
               Operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed
               In the portfolio of a subsequent series.) ($000's omitted)   $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                Number of         Total Assets   Total Income
                                Series  ($000's   Distributions
                                Investing         omitted)      ($000's omitted)

A.      U.S. Treasury direct issue                        $             $

B.      U.S. Government agency                            $             $

C.      State and municipal tax-free                      $             $

D.      Public utility debt                               $             $

E.      Brokers or dealers debt or debt of                $             $
                Brokers' or dealers' parent

F.       All other corporate intermed. & long-
         term debt                                        $             $

G.       All other corporate short-term debt              $             $

H.      Equity securities of brokers or dealers
         or parents of brokers or dealers                 $             $

1.       Investment company equity securities             $             $

J.       All other equity securities                    $24,925         $

K.       Other securities                                 $             $
L.       Total assets of all series of registrant         $             $



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For period ending 12/31/98

                                                       If filing more than one
                                                        Page 51,"X" box:
File number 811 -08998

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other
         than the issuer?  (Y/N)                                              N


         [If answer is "N" (No), go to item 131.]  Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]  Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.     Total expenses  incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                $149

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
                      811-08998    811-     811-       811-     811-
                      811-         811-     811-       811-     811-
                      811-         811-     811-       811-     811-
                      811-         811-     811-       811-     811-
                      811-         811-     811-       811-     811-
                      811-         811-     811-       811-     811-
                      811-         811-     811-       811-     811-
This report is signed on behalf of the registrant.
City of: Bethesda, Maryland

Acacia National Life Insurance Separate Account I

By |s| Ellen Jane Abromson                     Witness:\s\ Lorraine Deskevich
      Ellen Jane Abromson
     2nd Vice President and Associate Counsel